EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator used in basic and diluted earnings per share:
Net income attributable to Daqo New Energy Corp. ordinary shareholders from continuing operations	$ 129,336	$ 28,263	$ 61,155
(Loss) income from discontinued operations, net of tax	(141)	1,261	(23,030)
Net income attributable to Daqo New Energy Corp. ordinary shareholders-basic and diluted	$ 129,195	$ 29,524	$ 38,125
Denominator used in basic and diluted earnings per share:
Weighted average number of ordinary shares outstanding used in computing earnings per share-basic	355,087,013	339,571,054	311,715,158
Weighted average number of ordinary shares outstanding used in computing earnings per share-diluted	375,017,150	349,961,558	325,506,335
Basic earnings per share-continuing operations	$ 0.36	$ 0.08	$ 0.20
Basic earnings (loss) per share-discontinued operations	0.00	0.01	(0.08)
NET INCOME ATTRIBUTABLE TO DAQO NEW ENERGY CORP. PER ORDINARY SHARE-Basic	0.36	0.09	0.12
Diluted earnings per share-continuing operations	0.34	0.08	0.19
Diluted earnings (loss) per share-discontinued operations	0.00	0.00	(0.07)
NET INCOME ATTRIBUTABLE TO DAQO NEW ENERGY CORP. PER ORDINARY SHARE-Diluted	$ 0.34	$ 0.08	$ 0.12
Employee Stock Option [Member]
Denominator used in basic and diluted earnings per share:
Dilutive effects of RSUs	4,421,397	5,568,144	6,346,349
Restricted Stock Units (RSUs) [Member]
Denominator used in basic and diluted earnings per share:
Dilutive effects of RSUs	15,508,740	4,822,360	7,444,828